Taxation - Disclosure of Income Tax and Deferred Taxes Explanatory (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Current tax:
UK corporation tax on profit for the year	£ 400	£ 92		£ 244
Adjustments in respect of prior years	(30)	(27)		(30)
Total current tax	370	65		214
Deferred tax:
Charge for the year	101	35		51
Adjustments in respect of prior years	14	1		(4)
Total deferred tax	115	36		47
Tax on profit from continuing operations	£ 485	£ 101	[1]	£ 261	[1]

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 43.